Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2025
Temporary Equity [Line Items]
Summary of Mezzanine Equity

	As of December 31,
	2024	2025
	RMB	RMB	US$
	(in thousands)
Balance as of January 1	1,758,933	1,931,529	276,205
Accretion of mezzanine equity	172,596	189,662	27,121
Balance as of December 31	1,931,529	2,121,191	303,326